Contract Assets - Schedule of Movement of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Movement of Revenue [Abstract]
Balance at beginning of the year	$ 91,264	$ 51,731
Increase as a result of total work completed during the period	1,337,975	91,264
Decrease as a result of total amount billed out	(91,264)	(51,731)
Balance at end of the year	$ 1,337,975	$ 91,264